Postretirement Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans Disclosures Effect Of Subsidy On Net Periodic Postretirement Benefit Cost [Line Items]
Net actuarial loss	$ 4,098	$ 2,825
Prior service costs	4,754	4,932
Net amount recognized	$ 8,852	$ 7,757